Basis of Presentation (Details) - Schedule of disaggregated revenue - DIGERATI TECHNOLOGIES, INC [Member] - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disaggregation of Revenue [Line Items]
Cloud software and service revenue	$ 8,076,000	$ 3,703,000
Product revenue	54,000	74,000	$ 283	$ 263
Total operating revenues	$ 8,130,000	$ 3,777,000